Income Taxes - Additional Information (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2019	Oct. 31, 2018
Disclosure of Income Tax [Line items]
Temporary differences, unused tax losses and unused tax credits for which no deferred tax asset is recognized	$ 461	$ 806
Amount of temporary differences associated with investments in subsidiaries, branches and associates and interests in joint ventures for which deferred tax liabilities is unrecognized	71,000	$ 61,000
U.S. Tax Act [member]
Disclosure of Income Tax [Line items]
U.S. federal corporate tax rate		21.00%
Provision for (recovery of) income taxes		$ 366
U.S. Tax Act [member] | Other comprehensive income [member]
Disclosure of Income Tax [Line items]
Deferred income tax benefit (expense)		22
U.S. Tax Act [member] | Retained earnings [member]
Disclosure of Income Tax [Line items]
Deferred income tax benefit (expense)		12
Canada Revenue Agency Reassessment [member] | Two thousand thirteen taxation years [member]
Disclosure of Income Tax [Line items]
Additional Income Tax and Interest reassessed by CRA	6
Canada Revenue Agency Reassessment [member] | Two thousand fourteen taxation years [member]
Disclosure of Income Tax [Line items]
Additional Income Tax and Interest reassessed by CRA	255
Canada Revenue Agency Reassessment [member] | Two Thousand Eleven to Two Thousand Fourteen Taxation Years [member]
Disclosure of Income Tax [Line items]
Additional Income Tax and Interest reassessed by CRA	814
Not Later Than Five Years [member]
Disclosure of Income Tax [Line items]
Temporary differences, unused tax losses and unused tax credits for which no deferred tax asset is recognized to expire	$ 3	$ 2